Cost and Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2026
Cost and Expenses by Nature [Abstract]
Schedule of Operating Costs and Expenses by Nature

The operating costs and expenses by nature for the six-month periods ended June 30, 2026, and 2025, are as follows:

	June 30, 2026	June 30, 2025
Payroll	(42,038)	(50,876)
Third-party services and others	(13,435)	(15,023)
Business and marketing expenses	(4,735)	(3,750)
Depreciation	(601)	(685)
Amortization	(9,250)	(9,301)
Audit and consulting	(11,381)	(11,993)
Other administrative expenses	(1,011)	(42,113)
Provisions	4,654	3,577
Total	(77,797)	(130,164)

Cost of services provided	(31,131)	(36,224)
Sales and marketing expenses	(16,570)	(15,539)
General and administrative expenses	(31,575)	(41,863)
Other operating income (expenses), net	1,479	(36,538)
Total	(77,797)	(130,164)